Intangible Assets - Schedule of Intangible Assets (Details) - KSix Media, Inc. and Subsidiaries [Member] - USD ($)	2 Months Ended
	Dec. 31, 2014	Dec. 23, 2014
Cost	$ 1,143,162	$ 1,143,162
Accumulated amortization	(8,352)
Balance	1,134,810
Amortization expense - six months ended June 30, 2015	$ 8,352